Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	13.11%	15.45%	17.26%	(21.05%)
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	4.92%	15.29%	22.38%	(28.60%)
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	6.08%	3.06%	5.98%	(9.94%)
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	14.81%	20.12%	22.80%
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	16.08%
Advisors Capital International Fund | Advisors Capital International Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	13.87%